Related Parties (Tables)	12 Months Ended
Dec. 31, 2016
Related Parties [Abstract]
Schedule of related party balances and transactions
	December 31,
	2016	2015

Trade receivables	$226	$226
Allowance for doubtful debts	(226)	(226)

Trade receivables, net	$-	$-

	Year ended December 31,
	2016	2015	2014

Revenues	$-	$226	$991

Bad debt expenses (*)	$-	$(226)	$-

(*) Recorded under general and administrative expenses on the consolidated statements of operations.